JNL/MELLON COMMUNICATION SERVICES SECTOR FUND Summary - JNL/MELLON COMMUNICATION SERVICES SECTOR FUND	Oct. 14, 2019
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement Dated October 14, 2019
To The Prospectus Dated April 29, 2019

JNL Variable Fund LLC

Please note that the changes apply to your variable annuity and/or variable life product(s).

All changes are effective October 14, 2019.

In the section Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Mellon Communication Services Sector Fund, please delete all references to the MSCI USA IMI Communication Services 25/50 Index and replace with the MSCI USA IMI Communication Services Index.

In the section entitled, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Mellon Communication Services Sector Fund, please add the following after the second paragraph:

Effective October 14, 2019, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA IMI Communication Services 25/50 Index with the MSCI USA IMI Communication Services Index as the Fund's primary benchmark.

Strategy Narrative [Text Block]
In the section Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Mellon Communication Services Sector Fund, please delete all references to the MSCI USA IMI Communication Services 25/50 Index and replace with the MSCI USA IMI Communication Services Index.

Performance Narrative [Text Block]
In the section entitled, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Mellon Communication Services Sector Fund, please add the following after the second paragraph:

Effective October 14, 2019, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA IMI Communication Services 25/50 Index with the MSCI USA IMI Communication Services Index as the Fund's primary benchmark.